Nature of Operations (Details) (10-K)						12 Months Ended
	Sep. 30, 2016 USD ($)	Nov. 15, 2015 USD ($) States	Nov. 15, 2015 USD ($) BranchOffices States	Oct. 31, 2015 USD ($)	Oct. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) Employees BranchOffices States Account	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 31, 2016
Related Party Transaction [Line Items]
Cash consideration						$ 3,902,000,000	$ 0	$ 0
Net Finance Receivables	$ 13,870,000,000					$ 154,000,000	$ 6,483,000,000
Number of states in which branch operations are conducted | States						43
Majority Shareholder [Member]
Related Party Transaction [Line Items]
Percent of common stock held by related party	58.00%					58.00%			58.00%
Minimum [Member]
Related Party Transaction [Line Items]
Number of customer accounts from which net finance receivables are due | Account						2,500,000
Number of branch offices, over | BranchOffices						1,900
Number of employees | Employees						11,400
OneMain [Member]
Related Party Transaction [Line Items]
Cash consideration	$ 4,455,000,000	$ 4,500,000,000	$ 45,000,000	$ 4,478,000,000	$ 447,800,000,000
Number of branch offices, over | BranchOffices			1,100
Number of states in which branch operations are conducted | States		43	43